Income Taxes and Deferred Taxes - Schedule of Unrecorded Tax Losses Carry Forwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 392,518	$ 287,590
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards		2,950
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	12,828	11,687
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	17,993	16,394
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	31,696	28,879
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	64,869	59,103
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	75,364	68,662
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	109,663	$ 99,915
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 80,105